Share-Based Compensation - Compensation Cost (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 95,100,000	$ 66,400,000	$ 60,800,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	0	0	0
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	24,200,000	24,400,000	22,200,000
RSUs - Deal incentive awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	29,500,000	0	0
PSU awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	40,600,000	36,800,000	29,300,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	800,000	5,200,000	9,300,000
ING Group Share-based Compensation Plans | Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	14,900,000
Long-term Sustainable Performance Plan | PSU awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 24,500,000